NATIONWIDE MUTUAL FUNDS
Nationwide Destination 2010 Fund	Nationwide Destination 2050 Fund
Nationwide Destination 2015 Fund	Nationwide Destination 2055 Fund
Nationwide Destination 2020 Fund	Nationwide Destination 2060 Fund
Nationwide Destination 2025 Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Destination 2030 Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Destination 2035 Fund	Nationwide Investor Destinations Moderate Fund
Nationwide Destination 2040 Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Destination 2045 Fund	Nationwide Investor Destinations Conservative Fund

Supplement dated May 18, 2017
to the Statement of Additional Information dated February 28, 2017, as revised March 22, 2017

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information ("SAI").

Effective on or about June 1, 2017, the list of Underlying Funds in which the Nationwide Investor Destinations Funds may invest on page 2 of the SAI is hereby revised to add the Nationwide Loomis All Cap Growth Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE